Label	Element	Value
Innovator International Developed Power Buffer ETF™ - February | iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $0.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.10%
Innovator International Developed Power Buffer ETF™ - February | iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $79.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Innovator International Developed Power Buffer ETF™ - February | iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $67.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)
Innovator International Developed Power Buffer ETF™ - February | iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $92.69 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)